SCHEDULE OF STOCK OPTIONS USING THE BLACK-SCHOLES OPTION PRICING MODEL AND USED THE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.25%	4.41%
Expected volatility	207.20%	177.30%
Expected dividends	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	1	1
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	4	3